OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER (INCOME) EXPENSES
OTHER (INCOME) EXPENSES

23.   OTHER (INCOME) EXPENSES

	Years ended December 31,
	2023	2022
Loss on disposal of property, plant, and equipment	$209	$789
Other (income) expenses	18,665	521
	$18,874	$1,310

Other expenses include payments made and provisions raised during the year ended December 31, 2023:

●	$2.8 million related to a new agreement with the workers’ union at San Jose,
●	$1.5 million for stand-by and maintenance costs during the work stoppage at San Jose,
●	$6.4 million severance provisions for the anticipated San Jose mine closure at the end of 2024,
●	$1.4 million penalty provision related to a customs dispute at Séguéla,
●	$2.0 million at Yaramoko for stand-by and maintenance costs during the underground work stoppage, and
●	$3.7 million in administrative penalties incurred by Yaramoko, payable to the Ministry of Mines.